CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 14, 2022	Dec. 31, 2021
Common stock subject to possible redemption, shares issued			11,500,000		0
Common stock subject to possible redemption, shares outstanding				11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.10		$ 10.10
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares issued	3,251,000		3,251,000		2,875,000
Common stock, shares outstanding	3,251,000		3,251,000		2,875,000
Common stock subject to possible redemption
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Common stock subject to possible redemption, shares issued	770,221		11,500,000
Common stock subject to possible redemption, shares outstanding	770,221		11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.55		$ 10.20		$ 0
Common stock, shares outstanding			11,500,000